           THIS NOTICE CONTAINS IMPORTANT INFORMATION CONCERNING YOUR
                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

                      NYLIAC VARIABLE UNIVERSAL LIFE 2000
                 NYLIAC SINGLE PREMIUM VARIABLE UNIVERSAL LIFE
                  NYLIAC SURVIVORSHIP VARIABLE UNIVERSAL LIFE
                    NYLIAC VARIABLE UNIVERSAL LIFE PROVIDER
               FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE
                    NYLIAC PINNACLE VARIABLE UNIVERSAL LIFE
              NYLIAC PINNACLE SURVIVORSHIP VARIABLE UNIVERSAL LIFE
                                    POLICIES

                                AUGUST 20, 2007

      MAINSTAY VP FUND, INC. PORTFOLIO MERGER COMPLETED ON AUGUST 17, 2007

     New York Life Insurance and Annuity Corporation ("NYLIAC") has been informed that the MainStay VP Series Fund, Inc. completed the merger of the MainStay VP Income & Growth Portfolio with and into the MainStay VP ICAP Select Equity Portfolio on August 17, 2007.

     All references in the Prospectus to the MainStay VP Income & Growth Portfolio should be deleted.

                             ---------------------

     This Notice is a Supplement to the above referenced Prospectuses dated May 1, 2007, and amends the Prospectuses for the Policies. You should read this information carefully and retain this supplement for future reference together with the Prospectus. The terms We use in this supplement have the same meaning as in the Prospectus for the Policies. The above referenced Policies invest in NYLIAC Variable Universal Life Separate Account-I.

                             ---------------------

                New York Life Insurance and Annuity Corporation
                            (A Delaware Corporation)
                               51 Madison Avenue
                            New York, New York 10010

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

                      NYLIAC VARIABLE UNIVERSAL LIFE 2000
                 NYLIAC SINGLE PREMIUM VARIABLE UNIVERSAL LIFE
                  NYLIAC SURVIVORSHIP VARIABLE UNIVERSAL LIFE
                    NYLIAC VARIABLE UNIVERSAL LIFE PROVIDER
                    NYLIAC PINNACLE VARIABLE UNIVERSAL LIFE
              NYLIAC PINNACLE SURVIVORSHIP VARIABLE UNIVERSAL LIFE

                                  INVESTING IN
               NYLIAC VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT-I

                        SUPPLEMENT DATED AUGUST 20, 2007
        TO STATEMENT OF ADDITIONAL INFORMATION ("SAI") DATED MAY 1, 2007

     New York Life Insurance and Annuity Corporation ("NYLIAC") has been informed that the MainStay VP Series Fund, Inc. completed the merger of the MainStay VP Income & Growth Portfolio with and into the MainStay VP ICAP Select Equity Portfolio on August 17, 2007.

     All references in the Prospectus to the MainStay VP Income & Growth Portfolio should be deleted.

                             ---------------------

                New York Life Insurance and Annuity Corporation
                            (A Delaware Corporation)
                               51 Madison Avenue
                            New York, New York 10010